Vessels- Activity Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Vessel [Roll Forward]
Vessel, Beginning Balance	$ 1,234,081	$ 764,454
Transfer from vessel under construction to and other additions	203,682	506,189
Property, Plant and Equipment, Additions	207,000
Property, Plant and Equipment, Disposals	(61,471)
Vessel depreciation	(48,510)	(36,562)	$ (14,263)
Transfer from vessel under construction to vessels	203,293	506,362
Vessel, Ending Balance	$ 1,534,782	$ 1,234,081	$ 764,454